Supplemental information on oil and gas producing activities (unaudited) - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]	$ 37,419	$ 141,928	$ 0
Acquisition of unproved properties	[2]	0	339,394	0
Exploration costs		2,911,974	3,322,055	1,793,549
Development costs		19,976,218	16,266,222	11,264,075
Total costs incurred		$ 22,925,611	$ 20,069,599	$ 13,057,624

[1]	For 2023 and 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
[2]	During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.